Fair value measurement of financial instruments	3 Months Ended
Mar. 31, 2022
Fair value measurement of financial instruments [Abstract]
Fair value measurement of financial instruments	Fair value measurement of financial instruments
This note provides an update on the judgements and estimates made by the Group in determining the fair values of financial instruments since the last annual financial report.

Nature of financial instruments recognised and measured at fair value

Following the achievement of a development milestone on March 31, 2021, the Group became entitled to receive a number of ordinary shares and preference shares in GTA. These shares represent unlisted equity securities and the Group has taken the election provided within IFRS 9 to recognise fair value gains and losses within Other Comprehensive Income (FVOCI). The Group has established the fair value of this instrument using a discounted cashflow methodology. On July 1, 2021 the rights to a portion of these shares were waived as part of an agreement to enter into a joint arrangement with the Group.

Unobservable market data is available to the Group in the form of a recent arms-length transaction involving equity instruments of the entity in question, and as such the fair value of the Group’s investment was established with reference to that transaction.

Fair value measurements using significant unobservable inputs (level 3)- financial assets at FVOCI

Unlisted equity securities
£’000
Opening balance as at January 1, 2022	2,145
Acquisitions	—
Loss recognised in other comprehensive income	—
Disposal	—
Closing balance as at March 31, 2022	2,145

The group did not measure any financial assets or financial liabilities at fair value on a non-recurring basis as at March 31, 2022. There have been no transfers between levels 2 and 3 and changes in valuation techniques during the period.

Other financial instruments

The Group also has a number of financial instruments which are not measured at fair value in the balance sheet. For these instruments, the fair values are not materially different to their carrying amounts, since the interest receivable/payable is either close to current market rates or the instruments are short-term in nature.